Shareholder Report, Line Graph (Details) - USD ($)			4 Months Ended	12 Months Ended		16 Months Ended	24 Months Ended	28 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2023	Mar. 31, 2016	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2025	Mar. 31, 2018	Mar. 31, 2026	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000004223
Account Value [Line Items]
Line Graph and Table Measure Name				Jamestown Equity Fund (The)
Accumulated Value		$ 10,000			$ 11,214		$ 12,711		$ 13,525	$ 12,691	$ 20,335	$ 22,960	$ 21,607	$ 28,193	$ 30,284	$ 36,314
C000004216
Account Value [Line Items]
Line Graph and Table Measure Name				Government Street Equity Fund (The)
Accumulated Value		10,000			11,232		12,926		13,657	13,378	20,797	24,439	22,317	28,843	31,417	38,374
C000004221
Account Value [Line Items]
Line Graph and Table Measure Name				Government Street Opportunities Fund (The)
Accumulated Value		10,000			11,644		13,351		13,913	12,775	20,057	23,089	21,955	27,784	28,007	32,873
C000004218
Account Value [Line Items]
Line Graph and Table Measure Name				Davenport Core Leaders Fund
Accumulated Value		10,000			11,656		12,983		14,048	13,014	19,286	21,387	18,956	25,924	27,429	29,517
C000094748
Account Value [Line Items]
Line Graph and Table Measure Name				Davenport Value & Income Fund
Accumulated Value		10,000			11,360		12,572		12,944	10,748	16,073	18,362	16,193	18,587	20,120	22,447
C000094749
Account Value [Line Items]
Line Graph and Table Measure Name				Davenport Equity Opportunities Fund
Accumulated Value		10,000			10,757		12,208		13,553	12,316	20,470	21,879	19,855	26,607	25,289	24,637
C000150331
Account Value [Line Items]
Line Graph and Table Measure Name				Davenport Small Cap Focus Fund
Accumulated Value		10,000			12,987		14,322		14,881	12,786	23,633	25,253	24,353	30,342	26,011	26,356
C000164143
Account Value [Line Items]
Line Graph and Table Measure Name				Davenport Balanced Income Fund
Accumulated Value		10,000			10,859		11,382		11,763	10,518	14,004	15,054	13,823	15,251	16,279	17,642
C000246245
Account Value [Line Items]
Line Graph and Table Measure Name				Davenport Insider Buying Fund
Accumulated Value	$ 10,000		$ 11,331			$ 10,394		$ 11,839
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,717		13,357		14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,717		13,357		14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,807		13,438		14,616	13,282	21,587	24,161	22,088	28,558	30,620	36,157
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,717		13,357		14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,717		13,357		14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,717		13,357		14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,717		13,357		14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value		10,000			11,717		13,357		14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,558			12,512		14,739
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			12,092		13,419		13,767	10,668	19,571	20,469	19,420	23,951	23,303	27,346
Bloomberg 500 Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US 500 Index
Accumulated Value		10,000			11,745		13,411		14,696	13,773	21,829	24,917	22,792	29,758	32,218	37,968
Bloomberg US 1000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US 1000 Value Index
Accumulated Value		10,000			11,944		13,000		13,496	11,036	17,502	20,118	19,143	23,095	24,917	29,580
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			11,922		12,751		13,474	11,161	17,421	19,454	18,303	22,013	23,593	27,337
Bloomberg US Mid Cap USD
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Mid Cap Total Return Index
Accumulated Value		10,000			11,887		13,376		14,162	11,698	20,464	22,352	20,316	24,787	25,210	29,261
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,703		13,130		13,980	11,421	19,831	21,203	19,341	23,663	24,277	28,156
Bloomberg US 2000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US 2000 Index
Accumulated Value		10,000			12,571		13,873		14,279	10,409	21,548	20,984	18,476	21,812	21,143	26,561
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			12,622		14,110		14,399	10,945	21,326	20,092	17,760	21,260	20,409	25,659
60% Bloomberg US 1000 Value Index/40% Bloomberg Intermediate U.S. Government/Credit Index
Account Value [Line Items]
Accumulated Value		10,000			11,156		11,767		12,273	11,272	15,057	16,123	15,614	17,698	18,963	21,411
60% Russell 1000® Value Index/40% Bloomberg Intermediate U.S. Government/Credit Index
Account Value [Line Items]
Accumulated Value		10,000			11,143		11,628		12,256	11,330	14,984	15,771	15,158	17,148	18,302	20,361
Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value [Line Items]
Accumulated Value		10,000			10,042		10,078		10,505	11,228	11,453	10,984	10,801	11,092	11,719	12,236
Bloomberg US 1000 Value (USD) TR
Account Value [Line Items]
Accumulated Value		10,000			11,944		13,000		13,496	11,036	17,502	20,118	19,143	23,095	24,917	29,580
Russell 1000 Value Total Return
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 11,922		$ 12,751		$ 13,474	$ 11,161	$ 17,421	$ 19,454	$ 18,303	$ 22,013	$ 23,593	$ 27,337
Bloomberg 500 Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US 500 Index
Accumulated Value	10,000		11,547			12,502		14,733
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	$ 10,000		$ 11,502			$ 12,328		$ 14,284